Summary of Significant Accounting Policies and Nature of Business - Schedule of Activity in Allowance for Doubtful Accounts During the Years (Detail) - Allowance for Doubtful Accounts [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 4.9	$ 4.2	$ 2.1
Charged to costs and expenses, net of recoveries	1.6	0.9	2.8
Charged to other accounts	(0.1)	(0.1)
Deductions	(0.5)	(0.1)	(0.7)
Balance at end of period	$ 5.9	$ 4.9	$ 4.2